SPECIAL (GAINS) AND CHARGES - Restructuring and Non-Restructuring Activity (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring
Recorded expense										$ 113.0	$ 84.4
Net cash payments										(74.2)	(23.3)
Non-cash charges										(3.4)
Effect of foreign currency translation										(0.5)	(0.5)
Restructuring liability		$ 95.5				$ 60.6				95.5	60.6
Other restructuring information
Restructuring charges incurred, pre-tax											44.5
Restructuring charges incurred, after tax											32.3
Special (gains) and charges		31.4	$ 24.9	$ 24.4	$ 39.5	12.3	$ 66.2	$ 8.0	$ 26.2	120.2	112.7	$ 4.9
Interest expense, special charges											0.3
Interest expense, special charges, after tax											0.2
Non-restructuring Special (Gains) and Charges
Property, Plant and Equipment, Net		3,228.3				3,087.1				3,228.3	3,087.1
Fixed asset impairment and contract termination costs, pre tax											1.4
Fixed asset impairment and contract termination costs, after tax											0.7
Debt extinguishment charges												21.9
Debt extinguishment charges, net of tax												13.6
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Equipment Care Business
Other restructuring information
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 46.1											46.1
Non-restructuring Special (Gains) and Charges
Gain (loss) on sale of business, before tax	46.1											46.1
Gain (loss) on sale of business, net of tax	$ 12.4											12.4
Special (gains) and charges
Restructuring
Recorded expense										2.0
Other restructuring information
Restructuring charges, after tax										1.5
Restructuring charges incurred, pre-tax										93.2	75.9	39.9
Special (gains) and charges										120.2	112.7	5.0
Business combination advisory and legal fees, pre tax										5.6	8.8	15.4
Other special gains and charges										21.4	28.0	(1.4)
Other special gains and charges, after-tax										16.2	21.2
Other, Ecolab Foundation, pre-tax											25.0
Other, Ecolab Foundation, after tax											18.9
Non-restructuring Special (Gains) and Charges
Foreign currency translation (charges) recovery associated with remeasurement and deconsolidation, before tax												2.8
Cost of sales
Other restructuring information
Restructuring charges incurred, pre-tax										20.4	5.4	4.6
Special (gains) and charges		15.7	$ 11.3	$ 7.9	3.6	5.8	$ 3.6	$ (0.1)		38.5	4.8	17.8
Business combination advisory and legal fees, pre tax										7.6	(0.6)	13.2
Other special gains and charges										10.5
Non-restructuring Special (Gains) and Charges
Fixed asset impairment and related inventory charges, before tax												13.2
Fixed asset impairment and related inventory charges, after tax												8.6
Interest expense
Other restructuring information
Special (gains) and charges					$ 0.2	0.3				0.2	0.3	21.9
Other special gains and charges										0.2	0.3	21.9
Other (income) expense
Other restructuring information
Special (gains) and charges		9.5								9.5
VENEZUELA
Non-restructuring Special (Gains) and Charges
Foreign currency translation (charges) recovery associated with remeasurement and deconsolidation, before tax										0.0	0.0	2.8
Foreign currency translation (charges) recovery associated with remeasurement and deconsolidation, after tax												1.7
Bioquell | Interest expense
Other restructuring information
Interest expense, special charges										0.2
Interest expense, special charges, after tax										0.1
Bioquell and Anios
Other restructuring information
Business combination advisory and legal fees, pre tax										5.6
Business combination advisory and legal fees, after tax										4.1
Anios and Swisher | Special (gains) and charges
Other restructuring information
Business combination advisory and legal fees, pre tax											8.8
Business combination advisory and legal fees, after tax											6.1
Non-restructuring Special (Gains) and Charges
Business combination and integration related costs, pre tax												15.4
Business combination and integration related costs, after tax												9.9
Employee termination costs
Restructuring
Recorded expense										102.3	80.2
Net cash payments										(65.3)	(22.2)
Effect of foreign currency translation										(0.5)	(0.5)
Restructuring liability		94.0				57.5				94.0	57.5
Asset disposals
Restructuring
Recorded expense										0.2
Net cash payments										1.2
Non-cash charges										(1.4)
Other
Restructuring
Recorded expense										10.5	4.2
Net cash payments										(10.1)	(1.1)
Non-cash charges										(2.0)
Restructuring liability		1.5				3.1				1.5	3.1
Product and sold equipment | Special (gains) and charges
Other restructuring information
Other special gains and charges										10.5
Other special gains and charges, after-tax										7.1
Product and sold equipment | Cost of sales
Other restructuring information
Special (gains) and charges										38.5	4.8	$ 17.8
Product and sold equipment | Bioquell
Other restructuring information
Business combination advisory and legal fees, pre tax										7.6
Business combination advisory and legal fees, after tax										5.6
2018 Restructuring Plan
Restructuring
Recorded expense										113.0	84.4
Restructuring liability		95.5				60.6				95.5	60.6
Other restructuring information
Restructuring charge expected to be incurred, pre-tax		215.0								215.0
Restructuring charge expected to be incurred, after tax		165.0								165.0
Restructuring charges incurred to date, pre-tax		197.4								197.4
Restructuring charges incurred to date, after-tax		150.8								150.8
Restructuring charges, after tax										86.5	64.3
Immaterial Restructuring Plan
Restructuring
Recorded expense										4.1
Other restructuring information
Restructuring charges, after tax										3.3
Prior Year Plans
Restructuring
Restructuring liability		$ 7.7				$ 14.9				7.7	14.9
Other restructuring information
Restructuring net gain										1.5	3.1
Restructuring net gain, net of tax										1.1	$ 2.4
Cash payments										$ 8.3